Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Accounts Receivable

Accounts receivable as at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Accounts Receivable	$12,359,619	$9,611,788
Allowance for credit losses	(8,095,362)	(4,685,707)
Accounts Receivable, net	$4,264,257	$4,926,081
Accounts Receivable - related parties	$12,017,651	$10,862,238
Allowance for credit losses	(9,098,436)	(2,128,975)
Accounts Receivable - related parties, net	$2,919,215	$8,733,263
Non-current Accounts Receivable	$3,013,532	$1,804,189
Non-current credit losses	(1,174,302)	(156,080)
Non-current Accounts Receivable, net	$1,839,230	$1,648,109
Non-current Accounts Receivable - related parties	$4,172,502	$4,035,831
Non-current Allowance for credit losses - related parties	(2,849,306)	(241,882)
Non-current Accounts Receivable - related parties, net	$1,323,196	$3,793,949

Schedule of Allowance for Credit Losses

The following table describes the movements for allowance for credit losses during the years ended December 31, 2020 and 2019.

Balance at January 1, 2019	$3,683,842
Increase in allowance for credit losses	3,576,669
Foreign exchange difference	(47,867)
Balance at December 31, 2019	$7,212,644
Increase in allowance for credit losses	13,528,638
Foreign exchange difference	476,124
Balance at December 31, 2020	$21,217,406

Schedule of Future Minimum Payments for Operating Leases	Annual minimum lease payments to be received in the next 5 years:
2021	378,940
2022	136,452
Total	515,392

Schedule of Foreign Currency Translation	The exchange rates adopted are as follows:
	December 31, 2020	December 31, 2019
Year-end RMB to US$ exchange rate	6.5377	6.9692
Average yearly RMB to US$ exchange rate	6.9044	6.9072

Property, Equipment and Software [Member]
Schedule of Estimated Useful Lives

Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years

Intangible Assets [Member]
Schedule of Estimated Useful Lives

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years